Stock-Based Compensation - Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding and exercisable	$ 394	$ 1,194	$ 1,473
Exercised	$ 590	$ 451	$ 1,402